Deposits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
DEPOSITS
Schedule of certificates and other time deposits with individual amounts of $100,000 or more

	March 31,	December 31,
	2015	2014
	(Dollars in thousands)

Three months or less	$87,233	$83,584
Over three through six months	82,933	86,893
Over six through twelve months	148,050	95,389
Over one through two years	91,618	112,316
Over two through three years	65,857	43,191
Over three through four years	49,106	74,745
Over four through five years	10,157	9,158
Over five years	-	-
Total	$534,954	$505,276

	December 31,
	2014	2013
	(Dollars in thousands)

Three months or less	$83,584	$81,518
Over three through six months	86,893	67,817
Over six through twelve months	95,389	111,067
Over one through two years	112,316	44,866
Over two through three years	43,191	28,822
Over three through four years	74,745	37,335
Over four through five years	9,158	68,955
Over five years	-	-
Total	$505,276	$440,380